Impairment Charge	12 Months Ended
Jan. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment Charge
26.	IMPAIRMENT CHARGE
During the twelve-month period ended January 31, 2024, as a result of softening consumer demand for the boating industry and related decrease in financial performance, the Company determined that some of its cash-generating units (“CGU”) were impaired and recorded an impairment charge of $25.0 million related to intangible assets of Alumacraft Boat Co. CGU and $45.5 million related to Triton Industries, Inc. CGU. The Company also recorded an impairment charge of $17.8 million to property, plant and equipment of Alumacraft Boat Co. CGU and $25.5 million related to Triton Industries, Inc. CGU. The charges were determined by comparing the carrying amount of each CGU to its recoverable amount, which is the higher of the fair value less costs of disposal or the value in use. The recoverable amount for the impaired CGUs was based on a value in use (“VIU”) calculation using entity-based measurement. The Company has determined that the discounted cash flow (“DCF”) technique provided the best assessment of what each impaired CGU could be exchanged for in an arm’s length transaction. Fair value is represented by the present value of expected future cash flows of the business together with the residual value of the business at the end of the forecast period. The DCF technique was applied on an enterprise-value basis, where the after-tax cash flows prior to interest expense are discounted using a weighted average cost of capital. This approach requires assumptions regarding revenue growth rates, sustainable results, level of working capital, capital expenditures, tax rates and discount rates. The assumptions used in the DCF are Level 3 inputs (as defined thereafter in Note 31). The estimated future cash flows are discounted to their present value using a pre-tax discount rate ranging from 12.9% to 13.1%. These discount rates were calculated by adding to the Company’s weighted average cost of capital the risk factor associated with the product line tested. A growth rate of 1.5% was used to calculate the terminal value.